Common shares (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 21, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($)	Dec. 31, 2014 shares
Common shares [Line Items]
Aggregate consideration of common shares issued and sold to an independent institutional investor		¥ 2,950,607	$ 453,500	¥ 0	¥ 0
Share repurchase program approved on May 4, 2014 and March 5, 2015 [Member]
Common shares [Line Items]
Share repurchase program authorized amount | $							$ 200,000
Shares repurchased value | $						$ 169,500
Class A common shares [Member]
Common shares [Line Items]
Aggregate consideration of common shares issued and sold to an independent institutional investor | $	$ 442,200
Issue price per share | $ / shares	$ 3.5
Common shares, shares authorized		10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Common shares, shares issued		945,245,908	945,245,908	750,115,028
Common shares, shares outstanding		945,245,908	945,245,908	750,115,028
Class B common shares [Member]
Common shares [Line Items]
Common shares, shares authorized		1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued		317,982,976	317,982,976	359,557,976
Common shares, shares outstanding		317,982,976	317,982,976	359,557,976
Restricted shares [Member] | Class A common shares [Member]
Common shares [Line Items]
Issuance of common share (in shares)		21,305,880	21,305,880	11,887,180	26,110,680	26,110,680
Common shares [Member] | Share repurchase program approved on May 4, 2014 and March 5, 2015 [Member]
Common shares [Line Items]
Average purchase price per share | $ / shares						$ 54.82
Share repurchase programs, shares					61,851,120	61,851,120
Common shares [Member] | Class A common shares [Member]
Common shares [Line Items]
Issuance of common share (in shares)	132,250,000	132,250,000	132,250,000
Common shares, shares outstanding		945,245,908	945,245,908	750,115,028	728,227,848	728,227,848		706,173,568
Common shares [Member] | Class B common shares [Member]
Common shares [Line Items]
Conversion of Stock, Shares Converted		41,575,000	41,575,000	10,000,000	57,794,720	57,794,720
Common shares, shares outstanding		317,982,976	317,982,976	359,557,976	369,557,976	369,557,976		427,352,696
American Depositary Shares [Member] | Share repurchase program approved on May 4, 2014 and March 5, 2015 [Member]
Common shares [Line Items]
Average purchase price per share | $ / shares						$ 2.74
Share repurchase programs, shares					3,092,556	3,092,556